METROPOLITAN WEST FUNDS

(the “Trust”)

STATEMENT OF ADDITIONAL INFORMATION

METROPOLITAN WEST ULTRA SHORT BOND FUND - CLASS M (MWUSX)

METROPOLITAN WEST ULTRA SHORT BOND FUND - CLASS I (MWUIX)

METROPOLITAN WEST LOW DURATION BOND FUND - CLASS M (MWLDX)

METROPOLITAN WEST LOW DURATION BOND FUND - CLASS I (MWLIX)

METROPOLITAN WEST LOW DURATION BOND FUND - ADMINISTRATIVE CLASS (MWLNX)

METROPOLITAN WEST INTERMEDIATE BOND FUND - CLASS M (MWIMX)

METROPOLITAN WEST INTERMEDIATE BOND FUND - CLASS I (MWIIX)

METROPOLITAN WEST TOTAL RETURN BOND FUND - CLASS M (MWTRX)

METROPOLITAN WEST TOTAL RETURN BOND FUND - CLASS I (MWTIX)

METROPOLITAN WEST TOTAL RETURN BOND FUND - ADMINISTRATIVE CLASS (MWTNX)

METROPOLITAN WEST HIGH YIELD BOND FUND - CLASS M (MWHYX)

METROPOLITAN WEST HIGH YIELD BOND FUND - CLASS I (MWHIX)

METROPOLITAN WEST STRATEGIC INCOME FUND - CLASS M (MWSTX)

METROPOLITAN WEST STRATEGIC INCOME FUND - CLASS I (MWSIX)

METROPOLITAN WEST ALPHATRAK 500 FUND - CLASS M (MWATX)

(together, the “Funds”)

Supplement dated October 4, 2010 to the

Statement of Additional Information (“SAI”) dated July 31, 2010

The Trust has adopted the following non-fundamental investment restriction, which may be changed without shareholder approval, in addition to the Trust’s existing non-fundamental investment policies as discussed on page 5 of the SAI.

No Fund may invest in securities of registered open-end investment companies or unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the Investment Company Act of 1940, as amended, or any successor provisions.

Please retain this Supplement with the Statement of Additional Information.